6. Related Parties	12 Months Ended
Mar. 31, 2013
Notes to Financial Statements
6. Related Parties

NOTE 6 – RELATED PARTIES

Antonio Treminio, former chief executive officer and chairman of the Company, was a note holder of the Company.  On August 2, 2012, the remaining balance of the note payable of $52,364 and the accrued interest of $34,102 was repaid.

On May 31, 2013, the Company executed a licensing agreement with GHI (see Notes 1, 4 and 10).  The Company’s CFO, Bruce Harmon, is also the CFO and Chairman of Green Innovations Ltd., the parent company of GHI.

On June 18, 2013, the Company entered into a Letter of Intent for a Licensing Agreement with Rhamnolipid, Inc. (“RhamInc”).  Bruce Harmon, an officer of the Company, is the CFO of RhamInc (see Note 10).